SCHEDULE OF IDENTIFIED ASSETS ACQUIRED AND LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 23, 2022	Jun. 23, 2022	Apr. 19, 2022	Dec. 31, 2021
Assets
Goodwill	$ 7,700,569
Yundian [Member]
Assets
Cash and cash equivalents				$ 4,402
Other current assets				36,575
Goodwill				6,596,636
Liabilities
Accounts payable				(141)
Accrued expenses and other current liabilities				(265,472)
Total net assets				$ 6,372,000
Mahao [Member]
Assets
Cash and cash equivalents			$ 21
Other current assets			78,073
Accounts receivable			613,198
Advances to suppliers, net			4,343,744
Goodwill			5,956,203
Liabilities
Accounts payable			(440,392)
Advance from customer			(4,410,090)
Accrued expenses and other current liabilities			(20,757)
Total net assets			$ 6,120,000
Yuanxing [Member]
Assets
Cash and cash equivalents		$ 12,484
Other current assets		231,687
Accounts receivable		767,120
Property and equipment, net		3,329
Other non-current assets		17,631
Advances to suppliers, net		216,927
Goodwill		1,744,366
Liabilities
Accounts payable		(203,901)
Advance from customer		(21,487)
Accrued expenses and other current liabilities		(128,156)
Total net assets		$ 2,640,000